INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure
INCOME TAXES

The components of the income tax provision for the years ended December 31, 2012, 2011 and 2010 are as follows:

	Years Ended December 31,
	2012	2011	2010
	(In Thousands)
Current income tax provision:
Federal	$1,338	$108	$1,648
State	3	4	20
Total current income tax provision	1,341	112	1,668

Deferred income tax (benefit) provision:
Federal	(1,100)	891	(355)
Total deferred income tax (benefit) provision	(1,100)	891	(355)
Total income tax provision	$241	$1,003	$1,313

A reconciliation of the anticipated income tax provision, based on the statutory tax rate of 34.0%, to the income tax provision as reported in the consolidated statements of income is as follows:

	Years Ended December 31,
	2012	2011	2010
	(Dollars in Thousands)
Income tax provision at statutory tax rate	$462	$1,162	$1,467
Increase (decrease) resulting from:
Dividends received deduction	(2)	(13)	(3)
Bank-owned life insurance	(215)	(139)	(99)
Tax-exempt income	(26)	(39)	(13)
Compensation and employee benefit plans	81	35	61
Nondeductible expenses	5	8	6
Tax credits/adjustments	(63)	—	—
Change in valuation allowance	—	—	(90)
State taxes, net of federal tax benefit	2	2	13
Other	(3)	(13)	(29)
Total income tax provision	$241	$1,003	$1,313

Effective tax rate	17.8%	29.3%	30.4%

The tax effects of temporary differences that give rise to significant components of the deferred tax assets and deferred tax liabilities are presented below:

	December 31,
	2012	2011
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$2,303	$1,852
Unrealized losses on available for sale securities	659	1,870
Depreciation of premises and equipment	765	572
Other-than-temporary impairment	452	435
Impairment - long lived asset	133	—
Charitable contribution carry-forward	14	153
Deferred compensation	2,313	2,064
Employee benefit plans	380	348
Capital loss carry-forward	65	—
Interest receivable on nonaccrual loans	159	107
Deferred other real estate owned expenses	38	137
Net unrealized loss on derivative instruments	284	159
Other	290	205
Total deferred tax assets	7,855	7,902
Less valuation allowance	(49)	(49)
Total deferred tax assets, net of valuation allowance	7,806	7,853

Deferred tax liabilities:
Unrealized gains on available for sale securities	1,546	1,679
Goodwill and other intangibles	330	319
Deferred loan costs	844	841
Mortgage servicing asset	447	400
Total deferred tax liabilities	3,167	3,239
Deferred tax asset, net	$4,639	$4,614

Due to the uncertainties of realization, the Company maintains a valuation allowance of $49,000 related to other-than-temporary impairment losses on certain securities at December 31, 2012.  At December 31, 2012 and 2011, the Company maintained a charitable contribution carry-forward, primarily related to a cash contribution paid to SI Financial Group Foundation, Inc. in 2011.  The utilization of charitable contributions for any tax year is limited to 10% of taxable income without regard to charitable contributions, net operating losses and dividend received deductions.  An organization is permitted to carry over contributions that exceed the annual 10% limitation as a deduction to the five succeeding tax years provided the organization has sufficient earnings.

Retained earnings at December 31, 2012 and 2011 includes a contingency reserve for loan losses of $3.7 million, which represents the tax reserve balance existing at December 31, 1987, and is maintained in accordance with provisions of the Internal Revenue Code applicable to savings banks.  Amounts transferred to the reserve have been claimed as deductions from taxable income, and, if the reserve is used for purposes other than to absorb losses on loans, a federal income tax liability could be incurred.  It is not anticipated that the Company will incur a federal income tax liability relating to this reserve balance, and accordingly, deferred income taxes of approximately $1.3 million at December 31, 2012 and 2011 have not been recognized.
Financial service companies doing business in Connecticut are permitted to establish a “passive investment company” (“PIC”) to hold and manage loans secured by real property.  PICs are exempt from Connecticut corporation business tax, and dividends received by the financial services companies from PICs are not taxable.  In January 1999, the Bank established a PIC, as a wholly-owned subsidiary, and in June 2000, transferred a portion of its residential and commercial mortgage loan portfolios from the Bank to the PIC.  A substantial portion of the Company’s interest income is now derived from the PIC, an entity whose net income is exempt from State of Connecticut taxes, and accordingly, state income taxes are minimal.  The Bank’s ability to continue to realize the tax benefits of the PIC is subject to the PIC continuing to comply with all statutory requirements related to the operations of the PIC.

With limited exception, the Company is no longer subject to United States federal, state and local income tax examinations by the tax authorities for the years prior to 2009.